Note 9 - Commitments and Contingencies 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Year ended December 31,
2024	$20
2025	67
Total future minimum payments	$87

Year ended December 31,
2024	$67
Total future minimum payments	$67